Allowance for Loan Losses - Allowance for Loan Losses Disaggregated Based on Loan Receivables Evaluated for Impairment Individually and Collectively by Segment (Detail) - USD ($) $ in Thousands	Sep. 30, 2016	Dec. 31, 2015		Dec. 31, 2014
Accounts, Notes, Loans and Financing Receivable [Line Items]
Individually evaluated for impairment	$ 843	$ 1,534		$ 676
Collectively evaluated for impairment	2,898	2,689		2,529
Total allowance for loan losses	3,741	4,223	[1]	3,205
Mortgage Loans on Real Estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Individually evaluated for impairment	751	1,256		665
Collectively evaluated for impairment	2,457	2,246		2,113
Total allowance for loan losses	3,208	3,502
Commercial and Industrial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Individually evaluated for impairment	92	278
Collectively evaluated for impairment	388	321		323
Total allowance for loan losses	480	599
Consumer and Other Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Individually evaluated for impairment				11
Collectively evaluated for impairment	53	122		$ 93
Total allowance for loan losses	$ 53	$ 122

[1]	Derived from Audited December 31, 2015 Financial Statements